INCOME TAXES (Schedule of Reconciliation of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income (loss) before income taxes	$ (91,329)	$ (389)	$ 70,084
Statutory tax rate	23.00%	23.00%	23.00%
Theoretical income tax expense (benefit)	$ (21,006)	$ (89)	$ 16,119
Excess tax benefits related to share-based compensation	(4,424)	(3,645)	(6,391)
Non-deductible expenses	3,988	3,054	3,002
Intra-entity intellectual property transfer	0	5,036	0
Valuation allowance	1,896	0	0
Unrecognized tax benefits	(1,638)	(322)	1,343
Foreign and preferred enterprise tax rates differential	12,171	1,714	(6,717)
Impact of CARES Act	0	(683)	0
Prior years and others	1,630	304	(336)
Income tax expense (tax benefit)	$ (7,383)	$ 5,369	$ 7,020